Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows due to lease payments	₩ 465,119	₩ 474,410	₩ 449,196
Interest income on lease receivables	2,566	800	910
Operating lease income	235,519	235,988	246,279
Variable lease payment received	₩ 2,309	₩ 2,694	₩ 8,622